Condensed Financial Information of Registrant (Parent Company Only) - Schedule of Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Jun. 30, 2020	Jun. 08, 2020	Sep. 30, 2019	Sep. 30, 2018
Preferred stock, par value per share	$ 0.001		$ 0.001
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Parent Company [Member]
Preferred stock, par value per share	$ 0.001		$ 0.001
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, shares issued				108,162,741
Common stock, shares outstanding				108,162,741
Parent Company [Member] | Previously Reported [Member]
Common stock, shares issued			108,162,741
Common stock, shares outstanding			108,162,741
Common Class A [Member]
Common stock par or stated value per share	$ 0.001		$ 0.001
Common stock, shares authorized	1,100,000,000		1,100,000,000
Common stock, shares issued	121,566,577		75,093,778	75,093,778
Common stock, shares outstanding	121,566,577	75,093,778	75,093,778	75,093,778
Common Class A [Member] | Parent Company [Member]
Common stock par or stated value per share	$ 0.001		$ 0.001
Common stock, shares authorized	1,100,000,000		1,100,000,000
Common stock, shares issued	121,566,577		75,093,778
Common stock, shares outstanding	121,566,577		75,093,778
Common Class B [Member]
Common stock par or stated value per share	$ 0.001		$ 0.001
Common stock, shares authorized	100,000,000		100,000,000
Common stock, shares issued	33,068,963		33,068,963	33,068,963
Common stock, shares outstanding	33,068,963	33,068,963	33,068,963	33,068,963
Common Class B [Member] | Parent Company [Member]
Common stock par or stated value per share	$ 0.001		$ 0.001
Common stock, shares authorized	1,000,000,000		1,000,000,000
Common stock, shares issued	33,068,963		33,068,963
Common stock, shares outstanding	33,068,963		33,068,963